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                        AIM VARIABLE INSURANCE FUNDS

                       AIM V.I. AGGRESSIVE GROWTH FUND
                           AIM V.I. BALANCED FUND
                           AIM V.I. BLUE CHIP FUND
                     AIM V.I. CAPITAL APPRECIATION FUND
                      AIM V.I. CAPITAL DEVELOPMENT FUND
                    AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                      AIM V.I. DIVERSIFIED INCOME FUND
                       AIM V.I. GLOBAL UTILITIES FUND
                     AIM V.I. GOVERNMENT SECURITIES FUND
                            AIM V.I. GROWTH FUND
                       AIM V.I. GROWTH AND INCOME FUND
                          AIM V.I. HIGH YIELD FUND
                     AIM V.I. INTERNATIONAL EQUITY FUND
                         AIM V.I. MONEY MARKET FUND
               AIM V.I. TELECOMMUNICATIONS AND TECHNOLOGY FUND
                             AIM V.I. VALUE FUND

                       Supplement dated April 12, 2001
                     to the Prospectus dated May 1, 2000
                as supplemented June 21, 2000, June 29, 2000,
                 July 17, 2000, December 15, 2000, December
                         29, 2000 and April 2, 2001

The following replaces in its entirety the information appearing under the "FUND MANAGEMENT - PORTFOLIO MANAGERS: AIM V.I. HIGH YIELD FUND" section on page 24 of the Prospectus:

o "Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1992.

o Peter Ehret, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 2001. From 1992 to 2001, he was director of high yield research and portfolio manager for Van Kampen Investment Advisory Corp.

o Jan H. Friedli, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management. From 1994 to 1997, he was international fixed-income trader and analyst for Strong Capital Management.

o Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1992.

o Craig A. Smith, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been affiliated with the advisor and/or its affiliates since 1989."